UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

January 31, 2010

1.813060.105

SPU-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 34.7%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 3.9%
2/12/10 to 2/22/10	0.22 to 0.61% (b)	$ 30,600,000	$ 30,591,389
Federal Home Loan Bank - 30.3%
2/1/10 to 10/15/10	0.12 to 1.10 (b)	239,110,000	239,091,418
Freddie Mac - 0.5%
5/5/10	0.63	4,000,000	3,993,490
TOTAL FEDERAL AGENCIES			273,676,297
U.S. Treasury Obligations - 18.4%

U.S. Treasury Bills - 15.6%
3/11/10 to 12/16/10	0.19 to 0.73	123,708,000	123,470,622
U.S. Treasury Notes - 2.8%
5/31/10 to 6/30/10	0.48 to 0.60	22,000,000	22,153,412
TOTAL U.S. TREASURY OBLIGATIONS			145,624,034
Repurchase Agreements - 48.4%
	Maturity Amount
In a joint trading account at 0.12% dated 1/29/10 due 2/1/10 (Collateralized by U.S. Government Obligations) #	$ 353,462,585	353,459,000
With ING Financial Markets LLC at:
0.14%, dated 1/14/10 due 3/31/10 (Collateralized by U.S. Government Obligations valued at $12,242,281, 3.09% - 6.14%, 10/1/32 - 7/1/37)	12,003,547	12,000,000
0.17%, dated 1/22/10 due 4/30/10 (Collateralized by U.S. Government Obligations valued at $17,340,934, 5.98% - 6.1%, 4/1/37 - 7/1/37)	17,007,867	17,000,000
TOTAL REPURCHASE AGREEMENTS		382,459,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $801,759,331)		801,759,331
NET OTHER ASSETS - (1.5)%		(11,646,772)
NET ASSETS - 100%		$ 790,112,559
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$353,459,000 due 2/01/10 at 0.12%
BNP Paribas Securities Corp.	$ 25,543,568
Banc of America Securities LLC	15,716,777
Bank of America, NA	63,247,109
Barclays Capital, Inc.	5,108,714
Citigroup Global Markets, Inc.	15,719,119
Credit Suisse Securities (USA) LLC	15,719,119
Deutsche Bank Securities, Inc.	55,016,916
Goldman, Sachs & Co.	15,719,119
Greenwich Capital Markets, Inc.	15,719,119
ING Financial Markets LLC	27,901,436
J.P. Morgan Securities, Inc.	7,859,559
Merrill Lynch Government Securities, Inc.	7,859,559
Morgan Stanley & Co., Inc.	19,648,899
RBC Capital Markets Corp.	3,340,313
Societe Generale, New York Branch	15,719,119
UBS Securities LLC	22,006,766
Wachovia Bank NA	21,613,789
$ 353,459,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2010, the cost of investment securities for income tax purposes was $801,759,331.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® Money Market Fund

January 31, 2010

1.813021.105

SPM-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
2/5/10	0.23% (d)	$ 11,700	$ 11,700
Certificates of Deposit - 46.4%

Domestic Certificates Of Deposit - 0.4%
BNP Paribas New York Branch
8/13/10	0.40	27,000	27,000
London Branch, Eurodollar, Foreign Banks - 14.1%
Commonwealth Bank of Australia
8/23/10 to 9/24/10	0.33 to 0.50	45,000	45,000
Credit Agricole SA
2/1/10 to 5/20/10	0.28 to 0.67 (d)	254,000	254,000
Credit Industriel et Commercial
3/3/10 to 6/1/10	0.34 to 0.41	148,000	148,000
Danske Bank AS
2/17/10	0.20	31,000	31,000
HSBC Bank PLC
11/22/10 to 12/21/10	0.58 to 0.60	38,000	38,000
ING Bank NV
2/4/10 to 2/22/10	0.19 to 0.25	158,000	158,000
Ing Bank NV London Branch
2/8/10 to 3/8/10	0.19 to 0.22	58,000	58,000
Landesbank Hessen-Thuringen
2/1/10 to 7/26/10	0.41 to 0.63	123,000	123,000
National Australia Bank Ltd.
3/10/10 to 4/1/10	0.35 to 0.40	141,000	141,000
UniCredit SpA
2/12/10	0.23	23,000	23,000
			1,019,000
New York Branch, Yankee Dollar, Foreign Banks - 31.9%
Bank of Montreal
2/22/10	0.24 (d)	12,000	12,000
Bank of Nova Scotia
2/8/10 to 4/15/10	0.25 to 0.48 (d)	113,000	113,000
Bank of Nova Scotia Institutional
2/8/10	0.24 (d)	50,000	50,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank Tokyo-Mitsubishi UFJ Ltd.
2/8/10 to 3/26/10	0.20 to 0.30%	$ 110,000	$ 110,000
Barclays Bank PLC
2/16/10	0.34 (d)	99,000	99,000
BNP Paribas New York Branch
8/3/10 to 9/20/10	0.33 to 0.45	190,000	190,000
BNP Paribas SA
4/20/10 to 8/12/10	0.40 to 0.60	122,000	122,000
Calyon New York Branch
3/8/10	0.41 (d)	75,000	75,000
Calyon SA
6/11/10	0.60	64,000	64,000
Canadian Imperial Bank of Commerce, New York
2/9/10 to 2/22/10	0.23 to 0.28 (d)	120,000	120,000
Commerzbank AG
2/23/10 to 3/2/10	0.35	94,000	94,000
Commerzbank AG New York Branch
2/2/10 to 7/26/10	0.25 to 0.40	105,000	105,000
Landesbank Baden-Wuerttemberg New York Branch
2/8/10	0.34	38,000	38,000
Natexis Banques Populaires NY
2/10/10 to 3/9/10	0.30 to 1.07 (d)	99,000	99,000
Natixis New York Branch
2/12/10 to 3/22/10	0.30 to 1.05 (d)	104,000	104,000
Natixis SA
2/10/10	0.35	80,000	80,000
Rabobank Nederland
2/5/10 to 5/18/10	0.23 to 0.60 (d)	204,000	204,016
Rabobank Nederland New York Branch
2/8/10	0.23 (d)	23,000	23,000
8/30/10	0.28	67,000	67,000
Royal Bank of Canada
4/1/10	0.57 (d)	56,000	56,000
Royal Bank of Canada New York Branch
2/22/10 to 2/26/10	0.23 (d)	10,000	10,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Scotland PLC
2/16/10 to 4/1/10	0.30 to 0.80%	$ 145,000	$ 145,000
Royal Bank of Scotland PLC Connecticut Branch
2/22/10 to 5/21/10	0.51 to 0.54 (d)	78,000	78,000
Societe Generale
2/5/10	0.38 (d)	14,000	14,000
Societe Generale Institutional CD Program
2/4/10 to 2/8/10	0.26 to 0.27 (d)	109,000	109,000
Sumitomo Mitsui Banking Corp.
2/17/10	0.23	9,000	9,000
Toronto-Dominion Bank
2/8/10 to 4/16/10	0.23 to 0.65 (d)	75,000	75,000
UniCredito Italiano SpA, New York
4/27/10	0.30	37,000	37,000
			2,302,016
TOTAL CERTIFICATES OF DEPOSIT			3,348,016
Commercial Paper - 12.8%

Abbott Laboratories
4/26/10	0.32 (d)	37,000	37,000
Autobahn Funding
2/2/10 to 3/2/10	0.29	18,000	17,998
Bayerische Landesbank
3/11/10	0.40	63,000	62,973
CGD North America Finance LLC
2/5/10 to 2/8/10	0.20	12,000	12,000
Comcast Corp.
2/12/10	0.25	13,000	12,999
Commerzbank U.S. Finance, Inc.
7/22/10 to 7/26/10	0.40	44,000	43,916
Dakota Notes (Citibank Credit Card Issuance Trust)
2/2/10 to 2/8/10	0.24 to 0.28	21,000	20,999
Emerald Notes (BA Credit Card Trust)
2/11/10 to 2/16/10	0.40	8,000	7,999
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Groupe BPCE
4/6/10	0.30%	$ 28,000	$ 27,985
Irish Republic
2/12/10 to 3/2/10	0.32	44,000	43,995
Landesbank Baden-Wuert
2/19/10 to 2/24/10	0.34	126,000	125,975
Landesbank Hessen-Thuringen
2/8/10 to 7/6/10	0.45 to 0.63	30,000	29,950
Natexis Banques Populaires U.S. Finance Co. LLC
2/22/10	0.30	33,000	32,994
Nationwide Building Society
2/16/10 to 3/1/10	0.30 to 0.37	57,000	56,988
Norddeutsche Landesbank (New York Branch)
3/15/10 to 3/22/10	0.33	21,000	20,991
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65	36,000	35,947
Toronto Dominion Holdings (USA)
3/8/10	0.55	6,000	5,997
UniCredito Italiano Bank (Ireland) PLC
2/12/10 to 5/11/10	0.30 to 0.45	118,000	117,939
Westpac Banking Corp.
2/15/10 to 5/11/10	0.26 to 0.70 (d)	190,000	189,948
XTO Energy, Inc.
2/8/10	0.25	20,000	19,999
TOTAL COMMERCIAL PAPER			924,592
U.S. Government and Government Agency Obligations - 3.0%

Other Government Related - 3.0%
Bank of America NA (FDIC Guaranteed)
3/15/10 to 4/29/10	0.28 to 0.30 (c)(d)	125,728	125,728
Citibank NA (FDIC Guaranteed)
3/30/10	0.30 (c)(d)	20,000	20,000
General Electric Capital Corp. (FDIC Guaranteed)
4/8/10	0.30 (c)(d)	73,580	73,580
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			219,308
Federal Agencies - 8.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.2%
2/22/10	0.61%	$ 160,000	$ 159,943
Federal Home Loan Bank - 6.5%
2/17/10 to 1/12/11	0.50 to 1.15	465,000	465,067
TOTAL FEDERAL AGENCIES			625,010
U.S. Treasury Obligations - 7.0%

U.S. Treasury Bills - 6.2%
3/11/10 to 10/21/10	0.32 to 0.73	446,752	445,862
U.S. Treasury Notes - 0.8%
1/31/11	0.47 to 0.48	57,000	57,222
TOTAL U.S. TREASURY OBLIGATIONS			503,084
Bank Notes - 1.0%

Bank of America NA
2/4/10 to 3/15/10	0.28 to 0.30 (d)	69,000	69,000
Medium-Term Notes - 8.5%

AT&T, Inc.
4/2/10	0.70 (b)(d)	72,000	72,000
Banque Federative du Credit Mutuel
2/26/10	0.65 (b)(d)	35,000	35,000
BP Capital Markets PLC
3/11/10	0.39 (d)	35,000	35,000
Cellco Partnership
3/29/10	0.80 (b)(d)	35,000	35,000
Commonwealth Bank of Australia
2/4/10 to 2/16/10	0.28 (b)(d)	94,000	94,000
Metropolitan Life Global Funding I
5/6/10	0.95 (b)(d)	13,500	13,500
New York Life Insurance Co.
2/26/10 to 3/31/10	1.30 to 1.40 (d)(f)	51,000	51,000
Procter & Gamble International Funding SCA
2/8/10	0.29 (d)	16,000	16,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Canada
2/16/10	0.59 to 0.65% (b)(d)	$ 80,000	$ 80,000
Verizon Communications, Inc.
3/15/10	0.65 (d)	45,000	45,000
Westpac Banking Corp.
2/23/10 to 5/11/10	0.26 to 0.29 (b)(d)	133,000	133,000
TOTAL MEDIUM-TERM NOTES			609,500
Short-Term Notes - 0.3%

Metropolitan Life Insurance Co.
4/1/10	1.00 (d)(f)	25,000	25,000
Time Deposits - 0.3%

Banco Santander SA
3/31/10	0.25	23,000	23,000
Asset-Backed Securities - 0.8%

Bank of America Auto Trust
9/15/10	0.40 (b)	2,919	2,919
Harley-Davidson Motorcycle Trust
10/15/10	0.35	24,352	24,352
Honda Auto Receivables Owner Trust
7/15/10	0.75	4,718	4,718
John Deere Owner Trust
7/2/10 to 11/2/10	0.34 to 1.13	25,131	25,131
TOTAL ASSET-BACKED SECURITIES			57,120
Repurchase Agreements - 11.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.12% dated 1/29/10 due 2/1/10 (Collateralized by U.S. Government Obligations) #	$ 1,025	$ 1,025
With:
Banc of America Securities LLC at:
0.28%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Government Obligations valued at $9,270,216, 0% - 11%, 9/1/10 - 11/1/39)	9,000	9,000
0.31%, dated 1/29/10 due 2/1/10 (Collateralized by Corporate Obligations valued at $5,250,137, 0.36%, 5/18/11)	5,000	5,000
Barclays Capital, Inc. at:
0.28%, dated 1/29/10 due 2/1/10 (Collateralized by Corporate Obligations valued at $3,150,074, 7.75%, 12/1/45)	3,000	3,000
0.36%, dated 11/19/09 due 2/17/10 (Collateralized by Corporate Obligations valued at $2,101,555, 7.75%, 12/1/45)	2,002	2,000
0.38%, dated 1/29/10 due 2/1/10 (Collateralized by Equity Securities valued at $34,561,098)	32,001	32,000
0.4%, dated 1/15/10 due 2/16/10 (Collateralized by Equity Securities valued at $18,363,482)	17,006	17,000
0.5%, dated 1/25/10 due:
4/9/10 (Collateralized by Mortgage Loan Obligations valued at $6,480,630, 0.4%, 4/25/37)	6,006	6,000
4/26/10 (Collateralized by Mortgage Loan Obligations valued at $6,480,630, 0.4%, 4/25/37)	6,008	6,000
0.55%, dated:
11/6/09 due 2/4/10 (Collateralized by Mortgage Loan Obligations valued at $6,488,613, 0.4%, 4/25/37)	6,008	6,000
11/12/09 due 2/10/10 (Collateralized by Mortgage Loan Obligations valued at $5,406,683, 0.38%, 10/25/46)	5,007	5,000
11/23/09 due 2/19/10 (Collateralized by Mortgage Loan Obligations valued at $10,811,550, 0.38%, 2/25/37)	10,013	10,000
12/22/09 due 3/22/10 (Collateralized by Mortgage Loan Obligations valued at $12,968,118, 0.39%, 12/19/36)	12,017	12,000
12/28/09 due 3/26/10 (Collateralized by Mortgage Loan Obligations valued at $12,966,930, 0.39%, 12/19/36)	12,016	12,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.55%, dated:
1/4/10 due 4/1/10 (Collateralized by Mortgage Loan Obligations valued at $7,563,234, 0.38%, 2/25/37)	$ 7,009	$ 7,000
0.4%, dated 1/25/10 due 4/19/10 (Collateralized by Corporate Obligations valued at $7,350,572, 5.64%, 9/6/13)	7,007	7,000
BNP Paribas Securities Corp. at 0.28%, dated 1/29/10 due 2/1/10 (Collateralized by Corporate Obligations valued at $22,050,515, 5.63% - 9.13%, 12/15/10 - 11/21/36)	21,000	21,000
Citigroup Global Markets, Inc. at:
0.43%, dated 1/29/10 due 2/1/10 (Collateralized by Equity Securities valued at $2,160,115)	2,000	2,000
0.48%, dated 1/26/10 due 2/2/10 (Collateralized by Equity Securities valued at $6,481,728)	6,001	6,000
0.84%, dated 12/4/09 due 2/2/10 (Collateralized by Corporate Obligations valued at $6,499,115, 2.5% - 4.63%, 9/15/11 - 8/1/13)	6,008	6,000
Deutsche Bank Securities, Inc. at:
0.27%, dated:
1/5/10 due 3/5/10 (Collateralized by Commercial Paper Obligations valued at $4,120,989, 2/10/10)	4,002	4,000
1/15/10 due 3/30/10 (Collateralized by Commercial Paper Obligations valued at $3,090,439, 2/16/10)	3,002	3,000
1/20/10 due 3/30/10 (Collateralized by Commercial Paper Obligations valued at $5,150,665, 3/31/10 - 4/20/10)	5,003	5,000
0.33%, dated 1/29/10 due 2/1/10 (Collateralized by Corporate Obligations valued at $69,247,607, 1.75% - 7.75%, 1/15/12 - 5/14/38)	66,002	66,000
0.35%, dated:
1/14/10 due 4/16/10 (Collateralized by Corporate Obligations valued at $24,844,348, 4.71% - 8.75%, 8/15/10 - 2/11/14)	23,021	23,000
1/22/10 due:
4/28/10 (Collateralized by Corporate Obligations valued at $11,881,155, 8% - 11.5%, 3/15/12 - 10/15/16)	11,010	11,000
4/30/10 (Collateralized by Corporate Obligations valued at $11,881,155, 5.95%, 12/5/35)	11,010	11,000
0.4%, dated:
1/8/10 due 4/8/10 (Collateralized by Corporate Obligations valued at $11,882,505, 1.78% - 11%, 1/13/12 - 12/25/36)	11,011	11,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.4%, dated:
1/11/10 due 4/13/10 (Collateralized by Corporate Obligations valued at $11,901,588, 0%, 6/1/41)	$ 11,011	$ 11,000
1/20/10 due 4/20/10 (Collateralized by Mortgage Loan Obligations valued at $6,483,162, 0% - 52.15%, 3/25/34 - 11/20/48)	6,006	6,000
0.48%, dated 1/29/10 due 2/1/10 (Collateralized by Corporate Obligations valued at $122,162,261, 0% - 6.82%, 10/17/16 - 7/11/43)	115,005	115,000
0.6%, dated 1/15/10 due 3/16/10 (Collateralized by Corporate Obligations valued at $6,379,261, 4.13% - 7%, 12/1/14 - 8/15/26)	6,006	6,000
ING Financial Markets LLC at 0.33%, dated:
11/23/09 due 2/22/10 (Collateralized by Corporate Obligations valued at $5,253,629, 5.13%, 8/15/15)	5,004	5,000
1/7/10 due 4/9/10 (Collateralized by Corporate Obligations valued at $3,152,342, 2.8% - 8.75%, 1/8/13 - 3/26/14)	3,003	3,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.38%, dated 1/29/10 due 2/1/10 (Collateralized by Equity Securities valued at $33,481,073)	31,001	31,000
0.43%, dated 11/24/09 due 2/22/10 (Collateralized by Equity Securities valued at $25,941,268) (d)(e)	25,227	24,000
0.68%, dated 1/29/10 due 2/1/10 (Collateralized by Corporate Obligations valued at $102,429,283, 1.75% - 4.5%, 4/15/12 - 5/15/14)	96,005	96,000
Morgan Stanley & Co. at:
0.35%, dated 1/7/10 due 2/5/10 (Collateralized by Corporate Obligations valued at $11,552,807, 2.75% - 5.55%, 1/10/14 - 8/15/17)	11,003	11,000
0.43%, dated 11/18/09 due 2/16/10 (Collateralized by Equity Securities valued at $27,524,699)	25,027	25,000
0.5%, dated 1/6/10 due 2/5/10 (Collateralized by Corporate Obligations valued at $11,554,171, 0.27% - 5.86%, 10/7/13 - 6/21/21)	11,005	11,000
0.55%, dated 1/6/10 due 2/5/10 (Collateralized by Corporate Obligations valued at $11,884,719, 5.75% - 13.5%, 6/29/10 - 2/4/17)	11,005	11,000
0.75%, dated 1/14/10 due 4/14/10 (Collateralized by Corporate Obligations valued at $48,618,225, 0.39% - 1.97%, 5/21/18 - 10/28/52)	45,084	45,000
RBC Capital Markets Co. at 0.38%, dated 1/29/10 due 2/1/10 (Collateralized by Equity Securities valued at $97,203,096)	90,003	90,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at 0.32%, dated 1/27/10 due 4/27/10 (Collateralized by Commercial Paper Obligations valued at $3,090,137, 7/7/10)	$ 3,002	$ 3,000
TOTAL REPURCHASE AGREEMENTS		802,025
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,217,355)		7,217,355
NET OTHER ASSETS - (0.1)%		(9,391)
NET ASSETS - 100%		$ 7,207,964
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $465,419,000 or 6.5% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $219,308,000 or 3.0% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $76,000,000 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 1%, 4/1/10	3/26/02	$ 25,000
New York Life Insurance Co.: 1.3%, 2/26/10	5/8/09	$ 20,000
1.4%, 3/31/10	3/23/09	$ 31,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,025,000 due 2/01/10 at 0.12%
BNP Paribas Securities Corp.	$ 74
Banc of America Securities LLC	46
Bank of America, NA	179
Barclays Capital, Inc.	15
Citigroup Global Markets, Inc.	46
Credit Suisse Securities (USA) LLC	46
Deutsche Bank Securities, Inc.	160
Goldman, Sachs & Co.	46
Greenwich Capital Markets, Inc.	46
ING Financial Markets LLC	81
J.P. Morgan Securities, Inc.	23
Merrill Lynch Government Securities, Inc.	23
Morgan Stanley & Co., Inc.	57
RBC Capital Markets Corp.	10
Societe Generale, New York Branch	46
UBS Securities LLC	64
Wachovia Bank NA	63
$ 1,025
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section at the end of this listing.

Income Tax Information
At January 31, 2010, the cost of investment securities for income tax purposes was $7,217,355,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Treasury
Money Market Fund

January 31, 2010

1.813057.105

TMM-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 99.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 86.6%
2/4/10 to 12/16/10	0.00 to 0.73%	$ 4,829,846	$ 4,827,243
U.S. Treasury Notes - 12.8%
2/15/10 to 1/31/11	0.02 to 0.50	713,000	714,943
TOTAL U.S. TREASURY OBLIGATIONS			5,542,186
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $5,542,186)	5,542,186
NET OTHER ASSETS - 0.6%	35,485
NET ASSETS - 100%	$ 5,577,671
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2010, the cost of investment securities for income tax purposes was $5,542,186,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2010